1. Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries

The major subsidiaries of the Company as of December 31, 2018 are summarized as below:

Major Subsidiaries	Abbreviation	Location
SPI Renewables Energy (Luxembourg) Private Limited Company S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solar Juice USA Inc.	Solar Juice US	United States
Solar Juice (HK) Limited	Solar Juice HK	Hong Kong
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom
SPI Solar, Inc.	SPI US	United States
Heliostixio S.A.	Heliostixio	Greece